Investment Securities - Schedule of Equity Instruments at Fair Value through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	¥ 4,586,811	¥ 3,489,451
Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	3,722,813	2,770,473
Unlisted [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	¥ 863,998	¥ 718,978